Amounts payable and other liabilities	12 Months Ended
Dec. 31, 2023
Amounts payable and other liabilities
Amounts payable and other liabilities

14. Amounts payable and other liabilities

As at December 31	2023	2022
Accrued liabilities[1]	$13,630	$9,363
Share-based payments (Note 20)	811	434
Amounts payable	628	1,027
Accrued interest[2]	597	496
Total amounts payable and other liabilities	$15,666	$11,320
1.	Accrued liabilities include accruals for annual short-term incentive plan and services performed as well as an accrual for the Automatic Share Purchase Plan (“ASPP”) ($8 million).
2.	Accrued interest represents standby charges accrued on the Credit Facility.